Income Tax Credit - Schedule of Reconciliation of Accounting Loss per Statement of Operations (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation Of Accounting Profit Multiplied By Applicable Tax Rates [Abstract]
Loss before tax	£ (36,175)	£ (25,651)	£ (18,063)
Tax on loss at standard U.K. tax rate	(6,873)	(4,874)	(3,432)
Expenses not deductible	3,972	2,912	1,389
Deduction for R&D	(7,228)	(5,667)	(5,554)
Losses surrendered for R&D tax credit	7,228	5,667	5,554
Deferred tax - PY adjustment	1		49
Overseas tax payable - current year		1
Overseas tax payable - prior years			(3)
R&D tax credit - U.S.		(1)	(11)
R&D tax credit - current year	(5,516)	(4,325)	(4,239)
R&D tax credit - prior years	22	86	(19)
Deferred tax asset not recognized	2,901	1,962	2,043
Income tax credit	£ (5,493)	£ (4,239)	£ (4,223)